RELATED PARTY TRANSACTIONS (Details) (parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 14, 2017	Jan. 08, 2015
Related Party Transaction [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				160,714	22,500
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 3.50	$ 25.00
Bryan Ezralow [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.01
Kevin Nanke [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.01
Nuno Brandolini [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.10
Ronald D Ormand [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.10
Mark Ezralow [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.01
J Steven Emerson [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.01
Rosseau Asset Management Ltd [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.01
Investor Company [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.01
LOGiQ Capital [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.01
Series B Purchase Agreement [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		2,850,000
Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues	0		0
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 2.50
December 2015 and March 2016 Warrants [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.10
Class of Warrant or Right, Warrants Exercised		80,000
T.R. Winston Company, LLC [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.01
Operating Leases, Rent Expense, Minimum Rentals	$ 10,000	$ 10,000
Stock Issued During the Period, Exercise of Warrants		75,820
T.R. Winston Company, LLC [Member] | Series B Purchase Agreement [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	452,724
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.30
T.R. Winston Company, LLC [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues	150	150
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	68,182	68,182
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2.50	$ 2.50
T.R. Winston Company, LLC [Member] | Series B Preferred Stock One [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues	350